Financial Instruments - Schedule of Details of Amounts Receivable and Allowances for Credit Losses (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Allowances For Doubtful Accounts [Abstract]
Amounts receivable, gross	$ 2,647	$ 4,165	$ 3,819
Allowance for credit losses	(118)	(50)	(29)
Amounts receivable, net	$ 2,529	$ 4,115	$ 3,790